Segment Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Disclosures [Abstract]
Segment Disclosures
15.	Segment Disclosures

During the three months ended March 31, 2025 and 2024, the Company had three operating segments including:

●	Cybersecurity, which is comprised of HWN and OCL.

●	SVC, which consists of the Company’s SVC subsidiary.

●	Corporate, which consists of the rest of the Company’s operations.

Factors used to identify the Company’s reportable segments include the organizational structure of the Company and the financial information available for evaluation by the chief operating decision-maker in making decisions about how to allocate resources and assess performance. The Company’s operating segments have been broken out based on similar economic and other qualitative criteria. The Company operates all reporting segments in one geographical area (the United States).

Financial statement information by operating segment for the three months ended March 31, 2025 is presented below:

	Three Months Ended March 31, 2025
	Corporate	Cybersecurity	SVC	Total

Revenue	$-	$1,063,437	$1,108,189	$2,171,626
Operating (loss) income	(110,183)	(1,202,860)	(8,471)	(1,321,513)
Interest expense	32,989	109,213	18,383	160,585
Depreciation and amortization	-	42,720	141,494	184,214
Total assets as of March 31, 2025	14,865	1,659,855	4,009,798	5,684,518

Geographic information as of and for the three months ended March 31, 2025 is presented below:

	Revenues For The Three Months Ended March 31, 2025	Long-lived Assets as of March 31, 2025
United States	2,171,626	4,312,151
Consolidated total	$2,171,626	$4,312,151

Financial statement information by operating segment for the three months ended March 31, 2024 and as of December 31, 2024 is presented below:

	Three Months Ended March 31, 2024
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$1,045,828	$1,015,675	$2,061,503
Operating (loss) income	(281,422)	(1,247,339)	1,436	(1,527,325)
Interest expense	160,820	82,216	-	243,036
Depreciation and amortization	-	58,361	129,977	188,338
Total assets as of December 31, 2024	16,265	231,631	5,538,875	5,786,771

Geographic information as of and for the three months ended March 31, 2024 and as of December 31, 2024 is presented below:

	Revenues For The Three Months Ended March 31, 2024	Long-lived Assets as of December 31, 2024
United States	2,061,503	4,523,026
Consolidated total	$2,061,503	$4,523,026

16. Segment Disclosures

During the years ended December 31, 2024 and 2023, the Company had three operating segments including:

●	Cybersecurity, which is comprised of HWN and OCL.

●	SVC, which consists of the Company’s SVC subsidiary.

●	Corporate, which consists of the rest of the Company’s operations.

Factors used to identify the Company’s reportable segments include the organizational structure of the Company and the financial information available for evaluation by the chief operating decision-maker in making decisions about how to allocate resources and assess performance. The Company’s operating segments have been broken out based on similar economic and other qualitative criteria. The Company operates all reporting segments in one geographical area (the United States).

Financial statement information by operating segment for the years ended December 31, 2024 is presented below:

	Year Ended December 31, 2024
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$4,302,417	$4,076,291	$8,378,708
Operating (loss) income	(2,433,902)	(5,871,492)	(248,673)	(8,554,067)
Interest expense	430,462	726,193	6,523	1,163,178
Depreciation and amortization	-	240,378	554,460	794,838
Total assets as of December 31, 2024	$16,265	$231,631	$5,538,875	$5,786,771

Geographic information as of and for the year ended December 31, 2024 is presented below:

	Revenues For The Year Ended December 31, 2024	Long-lived Assets as of December 31, 2024
United States	8,378,708	4,523,026
Consolidated total	$8,378,708	$4,523,026

Financial statement information by operating segment for the years ended December 31, 2023 is presented below:

	Year Ended December 31, 2023
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$3,031,579	$3,874,581	$6,906,160
Operating (loss) income	(2,622,121)	(6,772,172)	(2,556,116)	(11,950,409)
Interest expense	334,609	2,123,654	-	2,458,263
Depreciation and amortization	-	255,263	589,194	844,457
Total assets as of December 31, 2023	$14,929	$3,366,938	$7,449,887	$10,831,754

Geographic information as of and for the year ended December 31, 2023 is presented below:

	Revenues For The Year Ended December 31, 2023	Long-lived Assets as of December 31, 2023
United States	6,906,160	8,087,043
Consolidated total	$6,906,160	$8,087,043